Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible Assets
Note 11 - Intangible Assets

A.	Composition and changes

	Electricity supply agreements and concession agreements	Goodwill	Total
	USD in thousands
Cost
Balance as of January 1, 2023	138,267	148,128	286,395
Initial consolidation	7,965	-	7,965
Translation differences	3,010	-	3,010

Balance as of December 31, 2023	149,242	148,128	297,370

Initial consolidation	3,346	662	4,008
Additions	9,556		9,556
Translation differences	(6,896)	9	(6,887)

Balance as of December 31, 2024	155,248	148,799	304,047

Amortization:
Balance as of January 1, 2023	6,678	-	6,678
Amortization	3,024	-	3,024
Translation differences	(293)	-	(293)

Balance as of December 31, 2023	9,409	-	9,409

Amortization	3,883	-	3,883
Translation differences	(687)	-	(687)

Balance as of December 31, 2024	12,605	-	12,605

Depreciated cost as of December 31, 2023	139,833	148,128	287,961
Depreciated cost as of December 31, 2024	142,643	148,799	291,442

C.	Impairment testing for cash-generating unit containing goodwill

For the purpose of impairment testing, goodwill is allocated mainly to the Company’s operations in the United States, and represents the lowest level within the Group at which goodwill is monitored for internal management purposes.

The aggregate carrying amounts of goodwill:

	As of December 31
	2024	2023
	USD thousands	USD thousands
Goodwill	148,799	148,128

The estimated recoverable amount of the unit was higher than its carrying amount, and therefore there was no need for an impairment.

The recoverable amount was based on its value in use and was determined by discounting its future cash flows to be generated with the assistance of independent valuers. Value in use in 2024 was determined in a similar manner as in 2023.

Key assumptions used in calculation of the recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rates, sponsor cash flows from operating and development projects.

(1)
Discount rate

The after-tax discount rate was estimated based on past experience, and an industry average weighted average cost of capital. Project cash flows were discounted at a discount rate of 8.0% based on the project’s development stage.

(2)	Sponsor Cash Flows Sponsor cash flows relate to the cash flows at the equity level after tax equity partner, debt, and taxes.